fair value of warrant liabilities (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - Warrants to purchase ordinary shares - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Fair value at beginning balance	$ 11,748,000
InitialValueOfPublicAndPrivateWarrantLiabilities		$ 14,793,000
PublicWarrantsReclassifiedToLevel1		(6,900,000)
ChangeInFairValue	(4,026,000)	3,855,000
Fair value at ending balance	$ 7,722,000	$ 11,748,000